Shareholder Fees - PIMCO Short Asset Investment Fund	Jul. 30, 2021 USD ($)	[1]
Institutional
Shareholder Fees:
Shareholder Fee, Other
I-2
Shareholder Fees:
Shareholder Fee, Other
I-3
Shareholder Fees:
Shareholder Fee, Other
M
Shareholder Fees:
Shareholder Fee, Other
Administrative
Shareholder Fees:
Shareholder Fee, Other
A
Shareholder Fees:
Shareholder Fee, Other

[1]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.